Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered | shares	4,812,600
Proposed Maximum Offering Price per Unit	22.83
Maximum Aggregate Offering Price	$ 109,871,658.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,173.28
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Class A common stock, par value $0.00001 per share (the "Class A Common Stock"), that become issuable under the Lincoln International, LP Equity Plan, the Lincoln International Partners Holdings, LLC Option Agreements and the Lincoln International Partners Holdings II, LLC Option Agreements, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A Common Stock. (b) Represents (i) 3,246,750 shares of Class A Common Stock reserved for issuance under the Lincoln International, LP Equity Plan and (ii) 1,565,850 shares of Class A Common Stock reserved for issuance under the Lincoln International Partners Holdings, LLC Option Agreements and the Lincoln International Partners Holdings II, LLC Option Agreements. (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant's Class A Common Stock as reported on the New York Stock Exchange on June 25, 2026.